Equity - Schedule of Distributions (Details) - $ / shares	10 Months Ended	31 Months Ended
	May 01, 2024	Jun. 30, 2023
Class A
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Distribution paid (in dollars per share)	$ 0.00152	$ 0.00152
Class C
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Distribution paid (in dollars per share)	0.00149	0.00149
Class I
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Distribution paid (in dollars per share)	0.00152	0.00152
Class P-A
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Distribution paid (in dollars per share)	0.00152	0.00152
Class P-I
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Distribution paid (in dollars per share)	0.00158	0.00158
Class P-D
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Distribution paid (in dollars per share)	0.00158	0.00158
Class P-T
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Distribution paid (in dollars per share)	0.00158	0.00158
Class P-S
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Distribution paid (in dollars per share)	0.00158	0.00158
Class EO
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Distribution paid (in dollars per share)	$ 0.00158	$ 0